SCHEDULE OF BUSINESS COMBINATION ASSETS ACQUIRED AND LIABILITIES RECOGNIZED (Details) (Parenthetical - shares	1 Months Ended
	May 31, 2026	Nov. 30, 2025	Apr. 30, 2025
Top Spin Investment Company Limited (“Top Spin”) [Member]
Business Combination [Line Items]
Ordinary shares issued			2,980,000
Bowser Human Resources Limited (“Bowser”) [Member]
Business Combination [Line Items]
Ordinary shares issued		1,885,350
Top Team Consultants Limited (“Top Team”) [Member]
Business Combination [Line Items]
Ordinary shares issued		232,256
Axiom Digital Limited (“Axiom”) [Member] | Common Class A [Member]
Business Combination [Line Items]
Ordinary shares issued	4,500,000
Axiom Digital Limited (“Axiom”) [Member] | Common Class B [Member]
Business Combination [Line Items]
Ordinary shares issued	800,000